INCOME TAXES - Components of Pre-tax Income (Loss) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Pre-tax income (loss) U.S.	$ (55,939)	$ (21,210)
Pre-tax income (loss) Canada	19,297	(59,456)
Total Loss Before Income Taxes	$ (36,642)	$ (80,666)	$ (8,609)	$ (20,952)	$ (107,500)
United States
Income Taxes [Line Items]
Pre-tax income (loss) U.S.			(32,757)	(35,529)	(27,468)
Canada
Income Taxes [Line Items]
Pre-tax income (loss) Canada			$ 24,148	$ 14,577	$ (80,032)